Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We have adopted an equity award policy that sets forth the process and timing for us to follow when we grant equity awards for shares of our common stock to our employees, including our executive officers, or advisors or consultants (other than our non-employee directors) pursuant to our equity compensation plans. All grants of equity awards must be approved in advance by our board of directors, compensation committee or, subject to the delegation requirements in the policy, our Chief Executive Officer and General Counsel (our “grant committee”). The equity award granting authority delegated to our grant committee applies to employees at the Senior Vice President level and below who are not (and are not reasonably expected to be upon hiring) officers (as defined in Section 16 of the Exchange Act and Rule 16a-1 promulgated thereunder) nor members of the grant committee and to equity awards within the specific ranges and subject to a maximum annual aggregate amount as may be set forth in the policy, as approved by our compensation committee from time to time.
Our board of directors, compensation committee and grant committee do not take material, non-public information into account when determining the timing of equity awards in order to take advantage of a depressed stock price or an anticipated increase in stock price. Similarly, it is our practice not to time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
We generally make awards on a regularly scheduled basis in accordance with our equity award grant policy. Equity awards to existing employees (other than in connection with a promotion or other special grant), including our executive officers, will generally be made, if at all, on an annual basis and will be effective on the date such grant is approved or such future date as approved by our board of directors, compensation committee or its delegate(s), as applicable. Annual equity awards to members of our board of directors are made on the date of our annual meeting of stockholders, and equity awards (other than delegated awards) granted in connection with the hiring of a new employee, the promotion of an existing employee or the recognition of an existing employee for exceptional performance will generally be made, if at all, on a quarterly basis and will be effective on the later of (i) the date on which such individual’s employment begins or promotion or recognition occurs or (ii) the date on which such grant is approved by our board of directors, compensation committee or its delegate(s), as applicable.
During 2024, we did not grant stock options to any of our named executive officers during any period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-K, 10-Q or 8-K that discloses material nonpublic information.

Award Timing Method
We have adopted an equity award policy that sets forth the process and timing for us to follow when we grant equity awards for shares of our common stock to our employees, including our executive officers, or advisors or consultants (other than our non-employee directors) pursuant to our equity compensation plans. All grants of equity awards must be approved in advance by our board of directors, compensation committee or, subject to the delegation requirements in the policy, our Chief Executive Officer and General Counsel (our “grant committee”). The equity award granting authority delegated to our grant committee applies to employees at the Senior Vice President level and below who are not (and are not reasonably expected to be upon hiring) officers (as defined in Section 16 of the Exchange Act and Rule 16a-1 promulgated thereunder) nor members of the grant committee and to equity awards within the specific ranges and subject to a maximum annual aggregate amount as may be set forth in the policy, as approved by our compensation committee from time to time.
Our board of directors, compensation committee and grant committee do not take material, non-public information into account when determining the timing of equity awards in order to take advantage of a depressed stock price or an anticipated increase in stock price. Similarly, it is our practice not to time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
Our board of directors, compensation committee and grant committee do not take material, non-public information into account when determining the timing of equity awards in order to take advantage of a depressed stock price or an anticipated increase in stock price. Similarly, it is our practice not to time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false